Goldman Sachs US Mortgages Fund Expense Example - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs US Mortgages Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 453
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,473
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	748
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	844
Separate Account Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	736
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 736